Acquired Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of acquired intangible assets	$ 2,122	$ 4,234	$ 3,744
Impairment of intangible assets	1,750	0	$ 0
Accumulated impairment loss	7,988	9,429
Software licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	1,750
Accumulated impairment loss	$ 6,081	$ 7,522